ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Components of Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of related taxes, in the consolidated balance sheets follow:

At December 31,	2017	2016
Unrealized losses on derivative instruments	$(28,989)	$(40,317)
Items not yet recognized as a component of net periodic benefit cost (pension plans)	(11,418)	(11,950)
	$(40,407)	$(52,267)

The following tables present the changes in the balances of each component of accumulated other comprehensive loss, net of related taxes, for the three years ended December 31, 2017.

	Unrealized losses on cash flow hedges	Items not yet recognized as a component of net periodic benefit cost (pension plans)	Foreign currency translation adjustment	Total

Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(1,140)	17	-	(1,123)
Amounts reclassified from accumulated other
comprehensive loss	12,468	515	-	12,983
Total change in accumulated other comprehensive loss	11,328	532	-	11,860
Balance at December 31, 2017	$(28,989)	$(11,418)	$-	$(40,407)

Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(3,052)	(2,364)	42	(5,374)
Amounts reclassified from accumulated other
comprehensive loss	16,181	1,050	-	17,231
Total change in accumulated other comprehensive loss	13,129	(1,314)	42	11,857
Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)

Balance at December 31, 2014	$(61,356)	$(12,988)	$(29)	$(74,373)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(10,193)	1,870	(13)	(8,336)
Amounts reclassified from accumulated other
comprehensive loss	18,103	482	-	18,585
Total change in accumulated other comprehensive loss	7,910	2,352	(13)	10,249
Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)

Reclassification Out of Accumulated Other Comprehensive Income (Loss)

	Unrealized losses on cash flow hedges	Items not yet recognized as a component of net periodic benefit cost (pension plans)	Foreign currency translation adjustment	Total

Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(1,140)	17	-	(1,123)
Amounts reclassified from accumulated other
comprehensive loss	12,468	515	-	12,983
Total change in accumulated other comprehensive loss	11,328	532	-	11,860
Balance at December 31, 2017	$(28,989)	$(11,418)	$-	$(40,407)

Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(3,052)	(2,364)	42	(5,374)
Amounts reclassified from accumulated other
comprehensive loss	16,181	1,050	-	17,231
Total change in accumulated other comprehensive loss	13,129	(1,314)	42	11,857
Balance at December 31, 2016	$(40,317)	$(11,950)	$-	$(52,267)

Balance at December 31, 2014	$(61,356)	$(12,988)	$(29)	$(74,373)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(10,193)	1,870	(13)	(8,336)
Amounts reclassified from accumulated other
comprehensive loss	18,103	482	-	18,585
Total change in accumulated other comprehensive loss	7,910	2,352	(13)	10,249
Balance at December 31, 2015	$(53,446)	$(10,636)	$(42)	$(64,124)

The following table presents information with respect to amounts reclassified out of accumulated other comprehensive loss for the three years ended December 31, 2017.

	Years Ended December 31,
Accumulated Other Comprehensive Loss Component	2017	2016	2015	Statement of Operations Line Item

Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's				Equity in income of
equity method joint venture investees	$(12,337)	$(15,664)	$(18,101)	affiliated companies

Interest rate caps entered into by the Company's
subsidiaries	(131)	(517)	(2)	Interest expense

Items not yet recognized as a component of net
periodic benefit cost (pension plans):
Net periodic benefit costs associated with
pension and postretirement benefit plans for
shore-based employees	(515)	(1,050)	(482)	Other income
	$(12,983)	$(17,231)	$(18,585)	Total before and net of tax